Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Subtotal	$ 19,135,990	$ 17,964,310
Construction in progress (“CIP”)		2,584,252
Less: accumulated depreciation	(3,413,535)	(3,255,669)
Impairment of fixed assets	(7,000,020)	(7,585,291)
Property, plant and equipment, net	8,722,435	9,707,602
Property and buildings [Member]
Property, Plant and Equipment [Line Items]
Subtotal	16,676,800	15,469,040
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	1,481,983	1,594,700
Transportation vehicles [Member]
Property, Plant and Equipment [Line Items]
Subtotal	774,619	744,885
Office and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	159,069	155,685
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 43,519